Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Nov. 30, 2017
Disclosure Text Block [Abstract]
Net Loss	$ (2,859,276)	$ (1,805,329)	$ (6,008,864)	$ (3,796,190)
Accumulated Deficit	(77,882,323)		(77,882,323)		$ (71,873,459)
Working Capital Deficiency	$ (2,309,326)		$ (2,309,326)		$ (1,083,970)